Restructuring and Productivity Initiatives (Tables)	11 Months Ended
Dec. 29, 2013
Productivity Initiatives [Abstract]
Schedule of Accrued Liabilities
Activity in other accrued liability balances for restructuring and productivity charges incurred by the Successor were as follows:

	Severance and other severance related costs	Other exit costs (a)	Total
	(In millions)
Transition period restructuring and productivity initiatives	$217.9	$69.7	$287.6
Cash payments	(124.6)	(28.1)	(152.7)
Accrual balance at December 29, 2013	$93.3	$41.6	$134.9
(Totals may not add due to rounding)
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(a) Other exit costs primarily represent professional fees, and contract and lease termination costs.

Schedule of Productivity Charges Excluded from Segments
The Company does not include productivity charges in the results of its reportable segments. The pre-tax impact of allocating such charges to segment results would have been as follows:

	Successor	Predecessor
	February 8 - December 29, 2013	April 29 - June 7, 2013

North American Consumer Products	$114.5	$—
Europe	129.1	3.6
Asia/Pacific	28.1	2.4
U.S. Foodservice	27.5	—
Rest of World	48.3	—
Non-Operating	62.9	—
Total productivity charges	$410.4	$6.0
(Totals may not add due to rounding)
The Company does not include productivity charges in the results of its reportable segments. The pre-tax impact of allocating such charges to segment results would have been as follows:

Fiscal 2012
(In millions)
North American Consumer Products	$25.6
Europe	56.4
Asia/Pacific	65.7
U.S. Foodservice	52.8
Rest of World	4.4
Non-Operating	0.6
Total productivity charges	$205.4
(Totals may not add due to rounding)